Supplement to the
Strategic Advisers® Small-Mid Cap Fund
April 29, 2013
Prospectus

Effective June 18, 2013, Fred Alger Management, Inc. (Alger Management) is no longer allocated a portion of the fund's assets to manage.

In addition, at a meeting held on June 7, 2013, the Board of Trustees approved the appointment of RS Investment Management Co. LLC (RS Investments) as a new sub-adviser to the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Advisory Research, Inc., Fred Alger Management, Inc., Invesco Advisers, Inc., Kennedy Capital Management, Inc., Neuberger Berman Management LLC, Pyramis Global Advisors, LLC, RS Investment Management Co. LLC, and Systematic Financial Management, L.P.

The following information replaces the similar information under the heading "Investment Advisers" in the "Fund Summary" section on page 7.

Strategic Advisers is the fund's manager. Advisory Research, Inc. (ARI), Fred Alger Management, Inc. (Alger Management), Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Neuberger Berman Management LLC (Neuberger Berman), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments) and Systematic Financial Management, L.P. (Systematic) have been retained to serve as sub-advisers for the fund. Alger Management has not currently been allocated a portion of the fund's assets to manage.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

Stephen J. Bishop (co-manager), Melissa Chadwick-Dunn, (co-manager) and D. Scott Tracy (co-manager) have managed RS Investments' portion of the fund's assets since June 2013.

Reference to Alger Management's portfolio manager is deleted in its entirety.

The following information supplements existing information found in the "Fund Management" section on page 19.

RS Investments, at 388 Market Street, Suite 1700, San Francisco, California, 94111, has been retained to serve as a sub-adviser for the fund. As of March 31, 2013, RS Investments had approximately $25.9 billion in assets under management. RS Investments provides investment advisory services for the fund.

SMC-13-02  June 26, 2013
1.919462.109

The following information supplements the biographical information found in the "Fund Management" section on page 21.

The paragraph regarding the biographical information of the Fred Alger portfolio manager is deleted in its entirety.

RS Investments

Stephen J. Bishop has been a member of the RS Growth Team since 1996. Steve has been portfolio manager and analyst of RS Technology strategy since 2001, and co-portfolio manager of RS Small Cap Growth strategy and RS Small-Mid Cap Growth strategy since 2007, of RS Mid Cap Growth strategy since 2008, and of RS Large Cap Growth strategy since May 2009. He also co-manages separate accounts. Steve joined RS Investments in 1996 as a research analyst primarily covering the technology sector. Prior to joining the firm, he worked as an analyst in the corporate finance department of Dean Witter Reynolds, Inc., for two years. Steve holds a B.A. in economics from the University of Notre Dame and an M.B.A. from Harvard Business School.

Melissa Chadwick-Dunn has been a member of RS Growth Team since 2001. Melissa has been a co-portfolio manager and analyst of RS Small Cap Growth strategy and RS Small-Mid Cap Growth strategy since 2007, of RS Mid Cap Growth strategy since 2008, and of RS Large Cap Growth strategy since May 2009. Before joining the firm in 2001, she was an equity analyst at Putnam Investments for two years, covering international small-cap stocks. Prior to that, she spent four years in investment banking, working on corporate finance and mergers-and-acquisition transactions for Lehman Brothers and McDaniels S.A. Melissa holds a B.A. in economics and an M.A. in international relations from the University of Chicago and an M.B.A. from the Wharton School of Business.

D. Scott Tracy has been a member of the RS Growth Team since 2001. Scott has been a co-portfolio manager and analyst of RS Small Cap Growth strategy and RS Small-Mid Cap Growth strategy since 2007, of RS Mid Cap Growth strategy since 2008, and of RS Large Cap Growth strategy since May 2009. Prior to joining RS Investments in 2001, he spent three years at Shoreline Investment Management, the in-house asset management arm of Hewlett-Packard, where his research focus included technology and industrial companies. He has also served as an equity analyst at Montgomery Securities. Scott holds a B.A. in history from Trinity College and an M.B.A. from the University of California at Berkeley. Scott is a CFA Charterholder.

The following information replaces the first full paragraph found in the "Fund Management" section on page 23.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements with ARI, Alger Management, Invesco, Kennedy Capital, Neuberger Berman, Pyramis, and Systematic for the fund is available in the fund's annual report for the fiscal period ended February 28, 2013. The basis for the Board of Trustees approving the sub-advisory agreement with RS Investments for the fund will be included in the fund's semiannual report for the fiscal period ending August 31, 2013, when available.

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
April 29, 2013
Prospectus

Effective June 18, 2013, Fred Alger Management, Inc. (Alger Management) is no longer allocated a portion of the fund's assets to manage.

In addition, at a meeting held on June 7, 2013, the Board of Trustees approved the appointment of RS Investment Management Co. LLC (RS Investments) as a new sub-adviser to the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Advisory Research, Inc., Fred Alger Management, Inc., Invesco Advisers, Inc., Kennedy Capital Management, Inc., Neuberger Berman Management LLC, Pyramis Global Advisors, LLC, RS Investment Management Co. LLC, and Systematic Financial Management, L.P.

The following information replaces the similar information under the heading "Investment Advisers" in the "Fund Summary" section on page 7.

Strategic Advisers is the fund's manager. Advisory Research, Inc. (ARI), Fred Alger Management, Inc. (Alger Management), Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Neuberger Berman Management LLC (Neuberger Berman), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments) and Systematic Financial Management, L.P. (Systematic) have been retained to serve as sub-advisers for the fund. Alger Management has not currently been allocated a portion of the fund's assets to manage.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

Stephen J. Bishop (co-manager), Melissa Chadwick-Dunn, (co-manager) and D. Scott Tracy (co-manager) have managed RS Investments' portion of the fund's assets since June 2013.

Reference to Alger Management's portfolio manager is deleted in its entirety.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 21.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
AMM-13-02  June 26, 2013
1.936609.105

The following information supplements existing information found in the "Fund Management" section on page 28.

RS Investments, at 388 Market Street, Suite 1700, San Francisco, California, 94111, has been retained to serve as a sub-adviser for the fund. As of March 31, 2013, RS Investments had approximately $25.9 billion in assets under management. RS Investments provides investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section on page 30.

The paragraph regarding the biographical information of the Fred Alger portfolio manager is deleted in its entirety.

RS Investments

Stephen J. Bishop has been a member of the RS Growth Team since 1996. Steve has been portfolio manager and analyst of RS Technology strategy since 2001, and co-portfolio manager of RS Small Cap Growth strategy and RS Small-Mid Cap Growth strategy since 2007, of RS Mid Cap Growth strategy since 2008, and of RS Large Cap Growth strategy since May 2009. He also co-manages separate accounts. Steve joined RS Investments in 1996 as a research analyst primarily covering the technology sector. Prior to joining the firm, he worked as an analyst in the corporate finance department of Dean Witter Reynolds, Inc., for two years. Steve holds a B.A. in economics from the University of Notre Dame and an M.B.A. from Harvard Business School.

Melissa Chadwick-Dunn has been a member of RS Growth Team since 2001. Melissa has been a co-portfolio manager and analyst of RS Small Cap Growth strategy and RS Small-Mid Cap Growth strategy since 2007, of RS Mid Cap Growth strategy since 2008, and of RS Large Cap Growth strategy since May 2009. Before joining the firm in 2001, she was an equity analyst at Putnam Investments for two years, covering international small-cap stocks. Prior to that, she spent four years in investment banking, working on corporate finance and mergers-and-acquisition transactions for Lehman Brothers and McDaniels S.A. Melissa holds a B.A. in economics and an M.A. in international relations from the University of Chicago and an M.B.A. from the Wharton School of Business.

D. Scott Tracy has been a member of the RS Growth Team since 2001. Scott has been a co-portfolio manager and analyst of RS Small Cap Growth strategy and RS Small-Mid Cap Growth strategy since 2007, of RS Mid Cap Growth strategy since 2008, and of RS Large Cap Growth strategy since May 2009. Prior to joining RS Investments in 2001, he spent three years at Shoreline Investment Management, the in-house asset management arm of Hewlett-Packard, where his research focus included technology and industrial companies. He has also served as an equity analyst at Montgomery Securities. Scott holds a B.A. in history from Trinity College and an M.B.A. from the University of California at Berkeley. Scott is a CFA Charterholder.

The following information replaces the last paragraph found in the "Fund Management" section on page 31.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements with ARI, Alger Management, Invesco, Kennedy Capital, Neuberger Berman, Pyramis, and Systematic for the fund is available in the fund's annual report for the fiscal period ended February 29, 2012 and in the fund's annual report for the fiscal period ended February 28, 2013. The basis for the Board of Trustees approving the sub-advisory agreement with RS Investments for the fund will be included in the fund's semiannual report for the fiscal period ending August 31, 2013, when available.

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
Class F
April 29, 2013
Prospectus

Effective June 18, 2013, Fred Alger Management, Inc. (Alger Management) is no longer allocated a portion of the fund's assets to manage.

In addition, at a meeting held on June 7, 2013, the Board of Trustees approved the appointment of RS Investment Management Co. LLC (RS Investments) as a new sub-adviser to the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Advisory Research, Inc., Fred Alger Management, Inc., Invesco Advisers, Inc., Kennedy Capital Management, Inc., Neuberger Berman Management LLC, Pyramis Global Advisors, LLC, RS Investment Management Co. LLC, and Systematic Financial Management, L.P.

The following information replaces the similar information under the heading "Investment Advisers" in the "Fund Summary" section on page 7.

Strategic Advisers is the fund's manager. Advisory Research, Inc. (ARI), Fred Alger Management, Inc. (Alger Management), Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Neuberger Berman Management LLC (Neuberger Berman), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments) and Systematic Financial Management, L.P. (Systematic) have been retained to serve as sub-advisers for the fund. Alger Management has not currently been allocated a portion of the fund's assets to manage.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Stephen J. Bishop (co-manager), Melissa Chadwick-Dunn, (co-manager) and D. Scott Tracy (co-manager) have managed RS Investments' portion of the fund's assets since June 2013.

Reference to Alger Management's portfolio manager is deleted in its entirety.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 18.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
AMM-F-13-02  June 26, 2013
1.965094.101

The following information supplements existing information found in the "Fund Management" section on page 21.

RS Investments, at 388 Market Street, Suite 1700, San Francisco, California, 94111, has been retained to serve as a sub-adviser for the fund. As of March 31, 2013, RS Investments had approximately $25.9 billion in assets under management. RS Investments provides investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section on page 24.

The paragraph regarding the biographical information of the Fred Alger portfolio manager is deleted in its entirety.

RS Investments

Stephen J. Bishop has been a member of the RS Growth Team since 1996. Steve has been portfolio manager and analyst of RS Technology strategy since 2001, and co-portfolio manager of RS Small Cap Growth strategy and RS Small-Mid Cap Growth strategy since 2007, of RS Mid Cap Growth strategy since 2008, and of RS Large Cap Growth strategy since May 2009. He also co-manages separate accounts. Steve joined RS Investments in 1996 as a research analyst primarily covering the technology sector. Prior to joining the firm, he worked as an analyst in the corporate finance department of Dean Witter Reynolds, Inc., for two years. Steve holds a B.A. in economics from the University of Notre Dame and an M.B.A. from Harvard Business School.

Melissa Chadwick-Dunn has been a member of RS Growth Team since 2001. Melissa has been a co-portfolio manager and analyst of RS Small Cap Growth strategy and RS Small-Mid Cap Growth strategy since 2007, of RS Mid Cap Growth strategy since 2008, and of RS Large Cap Growth strategy since May 2009. Before joining the firm in 2001, she was an equity analyst at Putnam Investments for two years, covering international small-cap stocks. Prior to that, she spent four years in investment banking, working on corporate finance and mergers-and-acquisition transactions for Lehman Brothers and McDaniels S.A. Melissa holds a B.A. in economics and an M.A. in international relations from the University of Chicago and an M.B.A. from the Wharton School of Business.

D. Scott Tracy has been a member of the RS Growth Team since 2001. Scott has been a co-portfolio manager and analyst of RS Small Cap Growth strategy and RS Small-Mid Cap Growth strategy since 2007, of RS Mid Cap Growth strategy since 2008, and of RS Large Cap Growth strategy since May 2009. Prior to joining RS Investments in 2001, he spent three years at Shoreline Investment Management, the in-house asset management arm of Hewlett-Packard, where his research focus included technology and industrial companies. He has also served as an equity analyst at Montgomery Securities. Scott holds a B.A. in history from Trinity College and an M.B.A. from the University of California at Berkeley. Scott is a CFA Charterholder.

The following information replaces the first full paragraph found in the "Fund Management" section on page 25.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended February 29, 2012 and in the fund's annual report for the fiscal period ended February 28, 2013. The basis for the Board of Trustees approving the sub-advisory agreement with RS Investments for the fund will be included in the fund's semiannual report for the fiscal period ending August 31, 2013, when available.